INVESTMENTS - Summary of Held-To-Maturity and Available-For-Sale Investment Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Investment Holdings [Line Items]
Amortized cost	$ 654,008	$ 763,254
Held To Maturity Gross Unrealized Gain Accumulated In Investments	5,572	6,236
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	6,479	5,915
Held-to-Maturity Market Value	653,101	763,575
Amortized Cost	1,348,227	1,045,337
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	8,328	4,716
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	7,147	10,183
Investment securities, available for sale	1,349,408	1,039,870
Pledged Financial Instruments, Not Separately Reported, Securities	819,400	959,783
U.S. Treasuries
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	98	98
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	0	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1	1
Investment securities, available for sale	97	97
Securities of U.S. government agencies and corporations
Investment Holdings [Line Items]
Amortized cost	11,168	13,011
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	76	110
Held-to-Maturity Market Value	11,092	12,901
Amortized Cost	15,695	7,056
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	220	0
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	0	40
Investment securities, available for sale	15,915	7,016
Residential Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	162,093	205,522
Held To Maturity Gross Unrealized Gain Accumulated In Investments	2,042	1,740
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,535	1,166
Held-to-Maturity Market Value	162,600	206,096
Amortized Cost	290,793	184,960
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	849	1,175
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	2,599	2,740
Investment securities, available for sale	289,043	183,395
Commercial Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	255,027	278,728
Held To Maturity Gross Unrealized Gain Accumulated In Investments	1,372	3,254
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	3,000	1,817
Held-to-Maturity Market Value	253,399	280,165
Amortized Cost	150,356	154,239
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	164	188
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,417	826
Investment securities, available for sale	149,103	153,601
Collateralized Mortgage Backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	143,545	195,408
Held To Maturity Gross Unrealized Gain Accumulated In Investments	354	1,125
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	1,602	1,476
Held-to-Maturity Market Value	142,297	195,057
Amortized Cost	306,095	232,701
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,158	634
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	1,861	2,321
Investment securities, available for sale	305,392	231,014
Obligations of state and other political subdivisions
Investment Holdings [Line Items]
Amortized cost	82,175	70,585
Held To Maturity Gross Unrealized Gain Accumulated In Investments	1,804	117
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	266	1,346
Held-to-Maturity Market Value	83,713	69,356
Amortized Cost	124,269	96,934
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	2,162	1,461
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	676	1,514
Investment securities, available for sale	125,755	96,881
Asset-backed Securities [Member]
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	377,655	322,708
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	1,628	517
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	306	2,013
Investment securities, available for sale	378,977	321,212
Other securities
Investment Holdings [Line Items]
Amortized cost	0	0
Held To Maturity Gross Unrealized Gain Accumulated In Investments	0	0
Held To Maturity Securities Gross Unrealized Loss Accumulated In Investments	0	0
Held-to-Maturity Market Value	0	0
Amortized Cost	83,266	46,641
Available for Sale Securities Gross Unrealized Gain Accumulated In Investments	2,147	741
Available for Sale Securities Gross Unrealized Loss Accumulated In Investments	287	728
Investment securities, available for sale	$ 85,126	$ 46,654